September 21, 1995

Document Control
Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549

      Re: Rule 24f-2 Notice for
          Bond Portfolio for Endowments, Inc.
          File No. 2-41200
Gentlemen:

This Rule 24f-2 Notice is being filed for the fiscal year ended July 31, 1995 ("Fiscal Year").

The aggregate sales price of the 214,880 shares sold during the Fiscal Year was $3,539,415.

Shares registered pursuant to Rule 24f-2
----------------------------------------
Aggregate sales price of the 214,880 shares
sold during Fiscal Year pursuant to Rule 24f-2....................$3,539,415

Reduced by the difference between:

(1) Aggregate redemption price of 484,790
    shares redeemed during the Fiscal Year........................$8,030,465

    and

(2) Aggregate redemption price of redeemed
    shares previously applied by Fund pursuant to
    Rule 24e-2(a) in filings made pursuant to
    Section 24(e)(1) of Investment Company Act
    of 1940............................................................ None

Equals..........................................................($4,491,050)

Shares registered other than pursuant to Rule 24f-2
---------------------------------------------------

Shares of capital stock previously registered (other
than pursuant to Rule 24f-2) which remained unsold at
August 1, 1994, the beginning of the Fiscal Year.....................145,004

Shares of capital stock registered (other than
pursuant to Rule 24f-2) during the Fiscal Year.......................937,911

                     TOTAL.........................................1,082,915

Shares of previously registered capital stock sold
during the Fiscal Year..................................................None

Registered shares of capital stock of the Fund remaining
unsold at the end of the Fiscal Year...............................1,082,915

Net shares registered pursuant to Rule 24f-2
(214,880 shares less 484,790 shares)...............................(269,910)

Reduced by shares registered other than pursuant
to Rule 24f-2.................................................Not applicable

Shares on which fee is calculated.............................Not applicable

After computing the registration fee in accordance with subsection (c) of Rule 24f-2, no fee is required.

Attached to this Rule 24f-2 Notice, and made a part hereof, is an opinion of counsel indicating that the securities, the registration of which this Notice makes definite in number, were legally issued, fully paid, and nonassessable.

Any questions regarding this matter should be addressed to Patrick F. Quan, Secretary, at the above address.

Very truly yours,
Patrick F. Quan
Secretary

/pfq
Enclosures
cc: Cary I. Klafter

September 18, 1995

Bond Portfolio for Endowments, Inc.
Four Embarcadero Center, Suite 1800
San Francisco, California 94111

 Re: Issuance and Sale of 214,880 Shares of Bond Portfolio for Endowments, Inc.

Ladies and Gentlemen:

  Bond Portfolio for Endowments, Inc. (the "Fund") has requested our opinion in connection with the offer and sale by the Fund of 214,880 shares of capital stock of the Fund (the "Stock") during the period August 1, 1994 through July 31, 1995, inclusive ("Fiscal 1995"). We understand that a copy of this opinion will be provided to the Securities and Exchange Commission pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

  We have examined documents relating to the organization of the Fund and the authorization and issuance of shares of the Fund. We have also examined a certificate of the Assistant Treasurer of the Fund, dated August 31, 1995, relating to the number of shares of the Fund sold by the Fund during Fiscal 1995.

  Based upon and subject to the foregoing, we are of the opinion that:

  The issuance and sale of the Stock by the Fund have been duly and validly authorized by all appropriate corporate action and, assuming delivery thereof and payment therefor was in accordance with the description set forth in the Fund's current prospectuses under the Securities Act of 1933, the Stock has been duly authorized and is validly issued, fully paid and nonassessable.

  We consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Fund's Rule 24f-2 Notice for Fiscal 1995, as contemplated in Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

  The opinion given above is subject to the condition that the Fund shall have complied with the provision of any applicable laws, regulations and permits of any state or foreign country in which any of the Stock was sold.

Very truly yours,
/s/ Morrison & Foerster